Dividends (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Dividends Paid

	Year ended 30 June 2019		Year ended 30 June 2018		Year ended 30 June 2017
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period(1)
Prior year final dividend	63	3,356	43	2,291	14	746
Interim dividend	55	2,788	55	2,930	40	2,125
Special dividend	102	5,158	–	–	–	–

	220	11,302	98	5,221	54	2,871

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2018: 5.5 per cent; 2017: 5.5 per cent).

Summary of Franking Credits

	2019	2018	2017
	US$M	US$M	US$M
Franking credits as at 30 June	8,681	10,400	10,155
Franking credits arising from the payment of current tax	1,194	1,330	1,239

Total franking credits available(1)	9,875	11,730	11,394

(1)	The payment of the final 2019 dividend determined after 30 June 2019 will reduce the franking account balance by US$984 million.